ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 30, 2017 individual shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 $ / shares shares
ORDINARY SHARES
Ordinary shares, shares issued				231,323,675		231,323,675	203,510,681
Ordinary shares, shares outstanding		195,191,000		231,323,675		231,323,675	203,510,681
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters(net of issuance cost of RMB31,776) | ¥		¥ 463,065			¥ 463,065
Issuance cost | ¥		¥ 31,776
Conversion ratio, Class B ordinary shares into Class A ordinary shares		1
Common Stock, Value Issued | ¥			¥ 199,197
Class A ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized				4,600,000,000		4,600,000,000	4,600,000,000
Ordinary shares, par value | $ / shares				$ 0.00001			$ 0.00001
Ordinary shares, shares issued				170,161,275		170,161,275	142,348,281
Ordinary shares, shares outstanding		128,228,600		170,161,275		170,161,275	142,348,281
Number of votes per share | ¥ / shares		¥ 1
Class B ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized				200,000,000		200,000,000	200,000,000
Ordinary shares, par value | $ / shares				$ 0.00001			$ 0.00001
Ordinary shares, shares issued				61,162,400		61,162,400	61,162,400
Ordinary shares, shares outstanding		66,962,400		61,162,400		61,162,400	61,162,400
Number of votes per share | ¥ / shares		¥ 5
Others
ORDINARY SHARES
Ordinary shares, shares authorized				200,000,000		200,000,000
Ordinary shares, par value | $ / shares				$ 0.00001			$ 0.00001
Ordinary shares, shares issued				0		0	0
Initial public offering | ADR [Member]
ORDINARY SHARES
Ordinary Shares/New ADSs issued (in shares)		8,085,000
Initial public offering | Class A ordinary shares
ORDINARY SHARES
Number of shares represented by ADS (in shares)		8,085,000
Private placement | Class A ordinary shares
ORDINARY SHARES
Ordinary Shares/New ADSs issued (in shares)			20,927,739	20,927,739
Common Stock, Value Issued | $				$ 30.8
Board of directors | Ordinary shares
ORDINARY SHARES
Issuance of ordinary shares	9,894,500
Number of individuals. | individual	3
Series A, B and C Preferred Shareholders
ORDINARY SHARES
Issuance of ordinary shares			1,309,900	1,309,900
Deemed Dividend | ¥			¥ 103,550
Fair value per ordinary share (in RMB per share) | ¥ / shares						¥ 82.10
Amended and Restated Memorandum of Association
ORDINARY SHARES
Ordinary shares, shares authorized				5,000,000,000		5,000,000,000	5,000,000,000
Ordinary shares, par value | $ / shares				$ 0.00001			$ 0.00001